Checking Accounts	12 Months Ended
Dec. 31, 2025
Checking Accounts [Abstract]
Checking accounts
17. Checking accounts

	December 31, 2025	December 31, 2024
Banking accounts (i)	11,410,673	10,972,294
Merchant’s payment account (ii)	833,026	1,058,279
	12,243,699	12,030,573

(i)        Refers to the balance of the clients maintained in their banking accounts that are invested in Certificate of Deposits with interest of up to 100% of CDI but are only paid on the 30th days anniversary.

(ii)      Refers to merchant’s payment account that PagSeguro acquire treasury bonds to comply with certain requirements as mentioned in note 8.

During the year ended December 31, 2025, the average interest cost associated with Checking Accounts amounted to 46% of CDI (58% of CDI on December 31, 2024).